GOING CONCERN (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Class of Stock
Cash	$ 2,394,000		$ 2,394,000		$ 2,737,000
Working capital deficit			(29,761,000)		19,726,000
Loss from continuing operations	(1,176,913)	$ (6,893,935)	(7,406,172)	$ (13,763,331)	(17,253,473)	$ (22,162,510)
Net loss	$ (12,751,166)	$ 4,657,171	(6,081,421)	11,634,510	16,057,672	22,508,208
Net loss from continuing operations			(4,586,083)	$ (4,310,756)	$ (9,140,108)	$ (5,530,399)
Common shares reserved			$ 5,000,000